Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Staff Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of income statement [line items]
Wages and salaries	¥ 1,364,751	$ 210,893	¥ 1,122,712	¥ 1,176,465
Contribution to defined contribution plans	287,830	44,478	324,623	296,073
Executive bonuses	59,908	9,257	59,791	57,674
Staff welfare	94,982	14,677	82,692	76,689
Staff severance cost	19,712	3,046	15,454	28,018
Others	3,439	532	6,012	8,441
Staff costs	1,830,622	282,883	1,611,284	1,643,360
Cost of sales [member]
Disclosure of income statement [line items]
Staff costs	912,304	140,977	808,763	822,570
Research and development expenses [Member]
Disclosure of income statement [line items]
Staff costs	258,118	39,886	243,049	213,826
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Staff costs	¥ 660,200	$ 102,020	¥ 559,472	¥ 606,964